Investment Objectives and Goals - Global X Funds	Mar. 01, 2026
Global X Bitcoin Trend Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Bitcoin Trend Strategy ETF
Global X NASDAQ 100 Collar 95-110 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X NASDAQ 100® Collar 95-110 ETF
Global X S&P 500 Collar 95-110 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X S&P 500® Collar 95-110 ETF